SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts
Valuation allowance
Balance at Beginning of Period	$ 486	$ 546	$ 601
Additions Charged to Expense	1	4	27
Charged to Other Accounts	15	(36)	32
Charges Utilized (Write-offs)	(54)	(28)	(114)
Balance at End of Period	448	486	546
Valuation allowance for deferred tax assets
Valuation allowance
Balance at Beginning of Period	37,286	41,844	2,303
Additions Charged to Expense	2,629	2,062	39,783
Charges Utilized (Write-offs)	(1,389)	(6,620)	(242)
Balance at End of Period	$ 38,526	$ 37,286	$ 41,844